Summary of significant accounting policies - Other intangible assets (Details)	12 Months Ended
Jun. 30, 2018
Website and mobile applications
Other intangible assets
Estimated useful lives of other intangible assets	3 years
Trademark registrations
Other intangible assets
Estimated useful lives of other intangible assets	10 years